INVESTMENT IN UNCONSOLIDATED SUBSIDIARY (10K) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Gains losses on equity method investments	$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling interest (in hundredths)	20.00%		20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling interest (in hundredths)	50.00%		50.00%
Altrazeal Trading Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)					25.00%
Unrecorded profit (loss)					129,207
Gains losses on equity method investments			0	0	0
Balance sheet [Abstract]
Total assets					136,661
Total liabilities					660,006
Total stockholders' equity (deficit)					(523,345)
Statement of operations [Abstract]
Revenues					61,028
Net (loss)					(516,829)
Altrazeal Trading GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)				25.00%
Unrecorded profit (loss)				213,370
Gains losses on equity method investments			0	0
Balance sheet [Abstract]
Total assets				757,784
Total liabilities				1,563,046
Total stockholders' equity (deficit)				(805,262)
Statement of operations [Abstract]
Revenues				0
Net (loss)				(798,009)
ORADISC GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)				25.00%
Unrecorded profit (loss)				11,430
Gains losses on equity method investments			0	0
Balance sheet [Abstract]
Total assets				305,069
Total liabilities				302,572
Total stockholders' equity (deficit)				2,497
Statement of operations [Abstract]
Revenues				0
Net (loss)				(34,671)
Altrazeal AG [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)	25.00%		25.00%
Gains losses on equity method investments			$ 0